BUSINESS COMBINATION (Details 2) - DPI [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Separately Recognized Transactions [Line Items]
Revenues	$ 297,596	$ 286,636
Net income (loss)	$ 16,316	$ (9,200)